CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,105,576)	$ (1,752,227)	$ (1,402,982)	$ (2,213,119)	$ (6,010,734)	$ (2,135,573)
Income (loss) from discontinued operations, net of income taxes	22,263	90,043	(111,927)	148,513	136,310	457,566
Loss from continuing operations	(1,127,839)	(1,842,270)	(1,291,055)	(2,361,632)	(6,147,044)	(2,593,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	13,837	51,521	37,000	32,955	133,907	21,200
Receivable collateral valuation service		309,117			502,315
Amortization of debt issuance costs					266,473
Gain on disposal of property and equipment				(5,879)	(5,879)
Depreciation and amortization	109,435	98,571	159,269	121,812	397,923	264,082
Loss on settlement of accrued interest				3,339	3,339
Issuance of convertible notes in exchange for services rendered				38,175	38,175	22,000
Stock-based compensation	149,356	52,701	154,062	81,605	347,657
Common shares and warrants issued for services rendered	25,060				113,000
Changes in operating assets and libilities, net of effects of acquisition:
Accounts receivable	(142,635)	(184,347)	(288,117)	(30,001)	(327,524)	468,424
Accounts receivable, secured - related party						7,376
Prepaid expenses	6,345	31,187	27,107	(44,683)	(89,265)	(97,474)
Other current assets			69,000	210	(68,790)	(210)
Other assets		(20,000)			(18,622)
Accounts payable	118,450	48,867	97,609	727,214	(186,701)	390,628
Accrued expenses	(2,107)	(23,561)	52,658	191,532	252,771	(123,338)
Deferred rent	(2,359)	(1,430)	10,593	(1,073)	(4,291)	(2,324)
Deferred revenue	(160,811)	16,862	121,933	114,162	200,846	(36,555)
Other current liabilities			(69,000)		69,000
Net cash used in operating activities	(1,013,268)	(1,462,782)	(918,941)	(1,132,264)	(4,522,710)	(1,679,330)
Cash flow from investing activities:
Cash acquired as part of merger				(378)	337	3,200
Purchases of property and equipment	(104,385)	(91,661)	(166,214)	(200,933)	(479,846)	(1,060,887)
Purchases of courseware	(500)	(13,200)		(8,200)	(25,300)	(54,090)
Increase in restricted cash	(137)		(181)		(264,992)
Advances to officer for note receivable						(388,210)
Proceeds received from officer loan repayment				150,000	150,000	238,210
Net cash used in investing activities	(105,022)	(104,861)	(166,395)	(59,511)	(619,801)	(1,261,777)
Cash flows from financing activities:
Proceeds from (repayments on) line of credit, net	(4,518)	25,000		(8,215)	16,785	(10,284)
Proceeds from issuance of common shares and warrants, net			1,041,540		3,025,236
Principal payment on note payable						(30,871)
Proceeds received from issuance of convertible notes and warrants		947,000		1,059,000	1,706,000	255,000
Offering costs associated with private placement	(48,240)
Proceeds from related party for convertible notes	1,000,000	22,000			600,000	73,000
Proceeds from issuance of series A, D and E preferred stock						3,469,985
Payments for stockholder rescissions						(165,000)
Proceeds from note payable					22,000
Disbursements to purchase treasury shares					(202,000)	(761,200)
Disbursements for debt issuance costs		(68,888)		(112,020)	(266,473)
Net cash provided by financing activities	947,242	925,112	1,041,540	938,765	4,901,548	2,830,630
Cash flows from discontinued operations:
Cash flows from operating activities	87,075	255,774	191,540	78,398	51,599	582,241
Net cash provided by discontinued operations	87,075	255,774	191,540	78,398	51,599	582,241
Net increase (decrease) in cash and cash equivalents	(83,973)	(386,757)	147,744	(174,612)	(189,364)	471,764
Cash and cash equivalents at beginning of year	724,982	591,990	577,238	766,602	766,602	294,838
Cash and cash equivalents at end of year	641,009	205,233	724,982	591,990	577,238	766,602
Supplemental disclosure of cash flow information:
Cash paid for interest	11,158	2,196	1,494	2,681	273,718	34,804
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares				3,469,985	3,469,985
Conversion of convertible notes payable into common shares				20,000	1,775,825
Issuance of stock options to officers to settle accrued payroll					238,562
Conversion of loans payable to convertible notes payable				200,000	200,000
Issuance of common shares and warrants to settle accrued interest					70,654
Issuance of stock options to officers to settle note payable				22,000	22,000
Liabilities assumed in recapitalization				21,206	21,206
Settlement of notes payable by disposal of property and equipment				15,151	15,151
Issuance of convertible notes payable to pay for accounts payable				11,650	11,650
Conversion of convertible notes payable into Preferred Series B shares						350,000
Stock Issued	$ 216,000